Document and Entity Information	12 Months Ended
	Dec. 31, 2013	Apr. 30, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	ENTOURAGE MINING LTD
Entity Central Index Key	0001239672
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		13,742,223
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY